Certain Concentrations	12 Months Ended
Aug. 29, 2013
Risks and Uncertainties [Abstract]
Certain Concentrations
Certain Concentrations

Market concentrations as a percent of net sales were approximately as follows:

For the year ended	2013	2012	2011
Computing (including desktop PCs, servers, notebooks and workstations)	30%	25%	30%
Mobile	15%	15%	25%
Consumer electronics	15%	20%	15%
Solid state drives	15%	10%	5%
Networking and storage	10%	10%	15%

Customer concentrations included net sales to Intel of 10%, 12% and 10% for 2013, 2012 and 2011, respectively and net sales to Hewlett-Packard Company ("HP") of 10% in 2013. Substantially all of our sales to Intel are included in the SBU segment and substantially all of our sales to HP are included in the CNBU and SBU segments.

Certain of the raw materials and production equipment we use in manufacturing semiconductor products are available from multiple sources and in sufficient supply; however, only a limited number of suppliers are capable of delivering certain raw materials that meet our standards. In some cases, materials are provided by a single supplier.

Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash, money market accounts, certificates of deposit, fixed-rate debt securities, trade receivables and derivative contracts. We invest through high-credit-quality financial institutions and, by policy, generally limit the concentration of credit exposure by restricting investments with any single obligor. A concentration of credit risk may exist with respect to receivables as a substantial portion of our customers are affiliated with the computing industry. We perform ongoing credit evaluations of customers worldwide and generally do not require collateral from our customers. Historically, we have not experienced significant losses on receivables. A concentration of risk may also exist with respect to derivatives as the number of counterparties to our currency and interest rate swap hedges is limited and the notional amount is relatively large. We seek to mitigate such risk by limiting our counterparties to major financial institutions. The 2031 Capped Calls, 2032 Capped Calls and 2033 Capped Calls expose us to credit risk to the extent the counterparties may be unable to meet the terms of the agreements. We seek to mitigate such risk by limiting our counterparties to major financial institutions and by spreading the risk across several major financial institutions. In addition, the potential risk of loss with any one counterparty resulting from this type of credit risk is monitored on an ongoing basis. (See "Shareholders' Equity – Capped Calls" note.)